Document and Entity Information	9 Months Ended
Jun. 30, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	BLUE SPHERE CORP.
Entity Central Index Key	0001419582
Entity Filer Category	Smaller Reporting Company